As filed with the U.S. Securities and Exchange Commission on May 18, 2015

Securities Act File No. 333-32575

Investment Company Act File No. 811-08319

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 71	☒

And/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 71 (Check appropriate box or boxes)	☒

VOYA PARTNERS, INC.

(Exact Name of Registrant Specified in Charter)

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr.	With copies to:
Voya Investment Management	Jeffrey S. Puretz, Esq.
7337 East Doubletree Ranch Rd., Suite 100	Dechert, LLP
Scottsdale, AZ 85258	1900 K Street, N.W.
(Name and Address of Agent for Service)	Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ on (date), pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date), pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 71 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 71 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 18th day of May, 2015.

VOYA PARTNERS, INC.

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	President, Chief Executive	May 18, 2015
Shaun P. Mathews*	Officer and Interested Director

	Senior Vice President and	May 18, 2015
Todd Modic*	Chief/Principal Financial Officer

	Director	May 18, 2015
Colleen D. Baldwin*

	Director	May 18, 2015
John V. Boyer*

	Director	May 18, 2015
Patricia W. Chadwick*

	Director	May 18, 2015
Albert E. DePrince Jr.*

	Director	May 18, 2015
Peter S. Drotch*

	Director	May 18, 2015
Russell H. Jones*

	Director	May 18, 2015
Patrick W. Kenny*

	Director	May 18, 2015

Joseph E. Obermeyer*

	Director	May 18, 2015
Sheryl K. Pressler*

	Director	May 18, 2015
Roger B. Vincent*

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact**

**

Powers of attorney for Shaun Mathews, Todd Modic and each Director, dated May 22, 2013, were filed as an attachment to Post-Effective Amendment No. 62 to the Registrant’s Form N-1A Registration Statement on May 22, 2013 and are incorporated herein by reference.

EXHIBIT INDEX

Voya Partners, Inc.

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase